Securities (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gross realized gains and losses
Gross Realized Gains	$ 166	$ 12
Gross Realized Losses
Net Gains (Losses)	166	12
Mortgage-backed securities [Member]
Gross realized gains and losses
Gross Realized Gains	166	4
Gross Realized Losses
Net Gains (Losses)	166	4
Equity securities [Member]
Gross realized gains and losses
Gross Realized Gains		8
Gross Realized Losses
Net Gains (Losses)		$ 8